Putnam
Value
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


[LOGO: BOSTON * LONDON * TOKYO]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/99.
Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/00.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
October 31, 1999 (Unaudited)

COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                450  Boeing Co.                                                                             $       20,728
                470  Raytheon Co. Class B                                                                           13,689
                                                                                                             -------------
                                                                                                                    34,417

Airlines (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                250  Delta Air Lines, Inc.                                                                          13,609
                180  UAL Corp. (NON)                                                                                12,251
                                                                                                             -------------
                                                                                                                    25,860

Alcoholic Beverages (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                350  Seagram Co., Ltd.                                                                              17,281

Automotive (2.8%)
--------------------------------------------------------------------------------------------------------------------------
                500  Ford Motor Co.                                                                                 27,438
                300  General Motors Corp.                                                                           21,075
                200  Lear Corp. (NON)                                                                                6,750
                170  TRW, Inc.                                                                                       7,289
                                                                                                             -------------
                                                                                                                    62,552

Banks (10.7%)
--------------------------------------------------------------------------------------------------------------------------
                700  Bank of America Corp.                                                                          45,063
                550  Bank One Corp.                                                                                 20,659
                600  BB&T Corp.                                                                                     21,825
                400  Comerica, Inc.                                                                                 23,775
                431  Fleet Boston Corp.                                                                             18,799
                550  National City Corp.                                                                            16,225
                440  PNC Bank Corp.                                                                                 26,235
                200  Summit Bancorp                                                                                  6,925
                500  Synovus Financial Corp.                                                                        10,719
                700  U.S. Bancorp                                                                                   25,944
                600  Washington Mutual, Inc.                                                                        21,563
                                                                                                             -------------
                                                                                                                   237,732

Basic Industrial Products (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                460  Dover Corp.                                                                                    19,579
                300  Ingersoll-Rand Co.                                                                             15,675
                100  W.W. Grainger                                                                                   4,238
                                                                                                             -------------
                                                                                                                    39,492

Building Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                210  Armstrong World Industries, Inc.                                                                7,849

Chemicals (3.5%)
--------------------------------------------------------------------------------------------------------------------------
                200  Dow Chemical Co.                                                                               23,650
                180  du Pont (E.I.) de Nemours & Co., Ltd.                                                          11,599
                200  Eastman Chemical Co.                                                                            7,713
                700  Engelhard Corp.                                                                                12,338
                300  PPG Industries, Inc.                                                                           18,188
                 65  Union Carbide Corp.                                                                             3,965
                                                                                                             -------------
                                                                                                                    77,453

Computer Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                200  Electronic Data Systems Corp.                                                                  11,700

Computers (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                100  IBM Corp.                                                                                       9,838

Conglomerates (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                240  United Technologies Corp.                                                                      14,520

Consumer Durable (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                200  Whirlpool Corp.                                                                                13,938

Consumer Products (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                430  Fortune Brands, Inc.                                                                           15,238
                300  Kimberly-Clark Corp.                                                                           18,938
                                                                                                             -------------
                                                                                                                    34,176

Consumer Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Service Corp. International                                                                    10,519

Containers (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                570  Owens-Illinois, Inc. (NON)                                                                     13,644

Electric Utilities (6.7%)
--------------------------------------------------------------------------------------------------------------------------
                500  Ameren Corp.                                                                                   18,906
                400  CiNergy Corp.                                                                                  11,300
                700  DPL, Inc.                                                                                      14,175
                100  DQE, Inc.                                                                                       3,994
                590  Duke Energy Corp.                                                                              33,335
                700  Entergy Corp.                                                                                  20,956
                200  Florida Progress Corp.                                                                          9,163
                800  OGE Energy Corp.                                                                               18,150
                465  Texas Utilities Co.                                                                            18,019
                                                                                                             -------------
                                                                                                                   147,998

Electronics and Electrical Equipment (2.3%)
--------------------------------------------------------------------------------------------------------------------------
                340  Emerson Electric Co.                                                                           20,421
                140  Hewlett-Packard Co.                                                                            10,369
                200  Motorola, Inc.                                                                                 19,488
                                                                                                             -------------
                                                                                                                    50,278

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                500  Disney (Walt) Productions, Inc. (NON)                                                          13,188

Environmental Control (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                800  Waste Management, Inc.                                                                         14,700

Financial Services (7.9%)
--------------------------------------------------------------------------------------------------------------------------
                250  Bear Stearns Companies, Inc. (The)                                                             10,656
                700  Charter One Financial, Inc.                                                                    17,194
                900  Citigroup, Inc.                                                                                48,713
                550  Fannie Mae                                                                                     38,913
                300  Household International, Inc.                                                                  13,388
                300  MBNA Corp.                                                                                      8,288
                 50  Morgan (J.P.) & Co., Inc.                                                                       6,544
                200  Paine Webber Group Inc.                                                                         8,150
                500  Wells Fargo Co.                                                                                23,938
                                                                                                             -------------
                                                                                                                   175,784

Food and Beverages (4.0%)
--------------------------------------------------------------------------------------------------------------------------
                700  Nabisco Group Holdings Corp.                                                                    8,969
                900  Pepsi Bottling Group, Inc. (The)                                                               16,369
                500  PepsiCo, Inc.                                                                                  17,344
                950  Sara Lee Corp.                                                                                 25,709
                550  SYSCO Corp.                                                                                    21,141
                                                                                                             -------------
                                                                                                                    89,532

Insurance (5.0%)
--------------------------------------------------------------------------------------------------------------------------
                500  Allstate Corp.                                                                                 14,375
                200  American General Corp.                                                                         14,838
                300  AON Corp.                                                                                      10,650
                200  CIGNA Corp.                                                                                    14,950
                400  Hartford Financial Services Group                                                              20,725
                100  Jefferson-Pilot Corp.                                                                           7,506
                500  Torchmark Corp.                                                                                15,594
                400  UnumProvident Corp.                                                                            13,175
                                                                                                             -------------
                                                                                                                   111,813

Leisure (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                700  Hasbro, Inc.                                                                                   14,438

Lodging (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                240  Marriott International, Inc. Class A                                                            8,085
                600  Starwood Hotels & Resorts Worldwide, Inc.                                                      13,763
                                                                                                             -------------
                                                                                                                    21,848

Machinery (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                270  Caterpillar, Inc.                                                                              14,918

Medical Supplies and Devices (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                100  Baxter International, Inc.                                                                      6,488

Metals and Mining (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                250  Alcoa Inc.                                                                                     15,188
                300  Minnesota Mining & Manufacturing Co.                                                           28,519
                                                                                                             -------------
                                                                                                                    43,707

Office Equipment (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                350  Xerox Corp.                                                                                     9,800

Oil and Gas (12.0%)
--------------------------------------------------------------------------------------------------------------------------
                350  Baker Hughes, Inc.                                                                              9,778
                300  Chevron, Inc.                                                                                  27,394
                700  Conoco, Inc.                                                                                   19,206
                292  Conoco, Inc. Class B                                                                            7,921
                300  Consolidated Natural Gas Co.                                                                   19,200
                350  El Paso Energy Corp.                                                                           14,350
                600  Exxon Corp.                                                                                    44,438
                250  Halliburton Co.                                                                                 9,422
                400  Mobil Corp.                                                                                    38,600
                585  Royal Dutch Petroleum Co. Plc ADR (Netherlands)                                                35,063
                600  Tosco Corp.                                                                                    15,188
                800  Union Pacific Resources Group Inc.                                                             11,600
                360  Williams Cos., Inc.                                                                            13,500
                                                                                                             -------------
                                                                                                                   265,660

Paper and Forest Products (3.0%)
--------------------------------------------------------------------------------------------------------------------------
                460  Champion International Corp.                                                                   26,594
                300  Mead Corp.                                                                                     10,800
                500  Weyerhaeuser Co.                                                                               29,844
                                                                                                             -------------
                                                                                                                    67,238

Pharmaceuticals and Biotechnology (4.6%)
--------------------------------------------------------------------------------------------------------------------------
                800  Abbott Laboratories                                                                            32,300
                400  American Home Products Corp.                                                                   20,900
                400  Merck & Co., Inc.                                                                              31,825
                470  Monsanto Co.                                                                                   18,095
                                                                                                             -------------
                                                                                                                   103,120

Publishing (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                400  McGraw-Hill, Inc.                                                                              23,850

Railroads (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                742  Burlington Northern Santa Fe Corp.                                                             23,651
                200  CSX Corp.                                                                                       8,200
                                                                                                             -------------
                                                                                                                    31,851

REITs (Real Estate Investment Trust) (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                430  Equity Office Properties Trust                                                                  9,514
                500  Equity Residential Properties Trust                                                            20,906
                                                                                                             -------------
                                                                                                                    30,420

Retail (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                200  Albertsons, Inc.                                                                                7,263
                460  Federated Department Stores, Inc. (NON)                                                        19,636
                600  Rite Aid Corp.                                                                                  5,250
                                                                                                             -------------
                                                                                                                    32,149

Telecommunications (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                370  ALLTEL Corp.                                                                                   30,803

Telephone Services (9.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,200  American Telephone & Telegraph Co.                                                             56,100
                600  Bell Atlantic Corp.                                                                            38,947
                500  BellSouth Corp.                                                                                22,500
                465  GTE Corp.                                                                                      34,875
              1,324  SBC Communications, Inc.                                                                       67,431
                                                                                                             -------------
                                                                                                                   219,853

Textiles (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                700  Shaw Industries, Inc.                                                                          10,806

Transportation (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                300  FDX Corp. (NON)                                                                                12,919

Utilities (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                800  Sempra Energy                                                                                  16,350
                                                                                                             -------------
                     Total Common Stocks (cost $2,113,879)                                                   $   2,170,482

SHORT-TERM INVESTMENTS (3.1%) (a)(cost $68,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $68,000  Interest in $462,305,000 joint repurchase agreement dated October 29, 1999 with S.B.C. Warburg Inc.
                       due November 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $68,030 for an effective yield of 5.22%.                                                 $   68,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,181,879) (b)                                                    $2,238,482
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,221,066.

  (b) The aggregate identified cost on a tax basis is $2,186,839 ,resulting in gross unrealized appreciation and depreciation of $219,017 and $167,374, respectively, or net unrealized appreciation of $51.643.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
October 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,181,879) (Note 1)                                                $2,238,482
-----------------------------------------------------------------------------------------------
Cash                                                                                         16
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,914
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                            7,642
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         11,095
-----------------------------------------------------------------------------------------------
Total assets                                                                          2,260,149

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         22,284
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  176
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               476
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   16,144
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        39,083
-----------------------------------------------------------------------------------------------
Net assets                                                                           $2,221,066

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,129,443
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             18,369
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                    16,651
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               56,603
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,221,066

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,221,066 divided by 249,893 shares)                                                    $8.89
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.89)*                                            $9.43
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended October 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                             $  24,148
-----------------------------------------------------------------------------------------------
Interest                                                                                    481
-----------------------------------------------------------------------------------------------
Total investment income                                                               $  24,629

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          8,019
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,863
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,190
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,502
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,640
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,616
-----------------------------------------------------------------------------------------------
Postage                                                                                       8
-----------------------------------------------------------------------------------------------
Other                                                                                         7
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (20,410)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           11,455
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,378)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             10,077
-----------------------------------------------------------------------------------------------
Net investment income                                                                    14,552
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         23,679
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (182,752)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (159,073)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $(144,521)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                    May 4, 1998
                                                                                     Six months   (commencement
                                                                                          ended  of operations)
                                                                                     October 31     to April 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   14,552      $   28,818
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  23,679          (7,028)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                              (182,752)        239,355
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                        (144,521)        261,145
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                     --         (25,001)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                         8,008         121,435
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                (136,513)        357,579

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                         $2,357,579      $2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $18,369 and $3,817, respectively)                                          $2,221,066      $2,357,579
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Six months
                                                                                                  ended       For the period
Per-share                                                                                      October 31      May 4, 1998+
operating performance                                                                          (Unaudited)      to April 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1999             1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                               $9.47            $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                        .06              .12
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                (.64)             .96
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                              (.58)            1.08
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    --             (.11)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  --             (.11)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                     $8.89            $9.47
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                            (6.12)*          12.84*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                   $2,221           $2,358
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                        .50*             .99*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                        .64*            1.46*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                            51.60*          117.02*
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.08 and $0.09 per share for the periods ended October 31, 1999 and April 30, 1999, respectively. (Note 1)



Notes to financial statements
October 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Value Fund (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation, and as a secondary objective, current income by investing primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are undervalued compared to their true worth.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on its principal exchange, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At April 30, 1999, the fund had a capital loss carryover of approximately $2,000 available to offset future net capital gain, if any, which will expire on April 30, 2007.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the six months ended October 31, 1999, the fund required no such reclassifications.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates; 0.70% of the first $500 million of the fund's average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended October 31, 1999, fund expenses were reduced by $1,378 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 as been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended October 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,110,827 and $1,101,216, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended October 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          1,277            $11,768
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                     1,277             11,768

Shares repurchased                                    (413)            (3,760)
-----------------------------------------------------------------------------
Net increase                                           864            $ 8,008
-----------------------------------------------------------------------------

                                                   For the period May 4, 1998
                                              (commencement of operations) to
                                                               April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,687           $ 96,474
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,053             25,001
-----------------------------------------------------------------------------
                                                    13,740            121,475

Shares repurchased                                      (5)               (40)
-----------------------------------------------------------------------------
Net increase                                        13,735           $121,435
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 4, 1998.

At October 31, 1999, Putnam Investments, Inc. owned 238,311 shares of the fund (95.4% of class A shares outstanding), valued at $2,118,585.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com. Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


21G/56813 12/99